SHARE CAPITAL	6 Months Ended
Oct. 31, 2023
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

8. SHARE CAPITAL

a) Authorized:

Unlimited common shares without par value.

b) Share capital transactions:

2023 Transactions

During the year ended April 30, 2023, the Company issued 263,537 common shares pursuant to the exercise of stock options for total gross proceeds of $0.7 million. A value of $0.8 million was transferred from contributed surplus to share capital as a result.

During the year ended April 30, 2023, the Company issued 309,877 common shares with a value of $1.3 million pursuant to the conversion of $1.3 million principal balance of convertible debentures.

2024 Transactions

The Company did not issue common shares during the six months ended October 31, 2023.

c) Options:

The following table summarizes stock option awards during the six months ended October 31, 2023 and the year ended April 30, 2023, including the grant date fair value determined using the Black-Scholes option pricing model:

					Black-Scholes Option Pricing Model Inputs
Grant date	Stock options granted	Exercisable price/option $		Awarded to	Share price on grant date $		Dividend yield	Expected volatility	Risk-free rate	Expected life	Fair value
May 15, 2022(1)	80,000	5.79		Employees	5.79		0%	77%	2.73%	5.0 years	$0.3 million
February 19, 2023(2)	29,060	4.10	(3)	Directors	4.10	(3)	0%	77%	3.57%	4.0 years	$0.1 million
February 19, 2023(1)	609,452	4.10	(3)	Officers and employees	4.10	(3)	0%	77%	3.57%	5.0 years	$2.2 million

(1)  Vesting conditions are as follows: one-third 6 months after grant date; one-third 12 months after grant date; and one-third 18 months after grant date.

(2)  Vesting conditions are as follows: one-quarter 3 months after grant date; one-quarter 6 months after grant date; one-quarter 9 months after grant date; and one-quarter 12 months after grant date.

(3) Priced in US dollars

Expected volatility of options granted is based on the historical volatility of the company from January 1, 2019 to the option grant date.

During the six months ended October 31, 2023 the Company has recorded $1.1 million (2022 - $1.1 million) of share-based payments expense.

The changes in the stock options for the six months ended October 31, 2023 and the year ended April 30, 2023 are as follows:

	Number of options #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2022 (outstanding)	1,624,150	7.93	3.11
Granted	718,512	7.98	-
Exercised	(318,725)	3.26	-
Expired	(115,174)	10.75	-
Forfeited	(24,335)	20.30	-
Balance, April 30, 2023 (outstanding)	1,884,428	8.29	2.88
Expired	(47,332)	9.55	-
Forfeited	(55,756)	4.20	-
Balance, October 31, 2023 (outstanding)	1,781,340	8.09	2.75
Unvested	(395,566)	5.68	4.22
Exercisable, October 31, 2023	1,385,774	8.77	2.33

Details of the options outstanding as of October 31, 2023 are as follows:

Expiry Date	Exercise price $	Remaining life (year)	Options outstanding	Unvested	Vested
November 7, 2023	4.10	0.02	20,000	-	20,000
December 31, 2023	5.00	0.17	180,000	-	180,000
January 11, 2024	5.00	0.20	60,000	-	60,000
September 1, 2025	8.50	1.84	250,000	-	250,000
January 6, 2026	20.30	2.19	199,000	-	199,000
May 9, 2026(1)	10.59	2.52	10,000	3,333	6,667
January 2, 2026	6.89	2.18	28,250	-	28,250
January 7, 2027	7.94	3.19	314,000	-	314,000
January 13, 2027	8.30	3.21	31,000	-	31,000
February 22, 2024	6.35	0.31	25,000	-	25,000
May 15, 2027	5.79	3.54	80,000	26,667	53,333
February 19, 2027(2)	5.63	3.31	26,638	7,265	19,373
February 19, 2028(2)	5.63	4.31	557,452	358,301	199,151
	8.09	2.75	1,781,340	395,566	1,385,774

(1) Exercise price of US $7.72. The figure in the table above is translated at the October 31, 2023 rate.

(2) Exercise price of US $4.10. The figure in the table above is translated at the October 31, 2023 rate.

d) Finder's Warrants

There were no changes in the finder's warrants during the six months ended October 31, 2023 or the year ended April 30, 2023. Details of the finder's warrants outstanding as of October 31, 2023 are as follows:

Expiry Date	Exercise price $	Remaining life (year)	Warrants outstanding
February 3, 2026(1)	23.07	2.26	130,111

(1) Exercise price of US $16.81. The figure in the table above is translated at the October 31, 2023 rate.